UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: October 31, 2009

ITEM 1.   SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON LIFESTYLE ALLOCATION 100% (FORMERLY KNOWN
AS LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 100%)
LEGG MASON LIFESTYLE ALLOCATION 85% (FORMERLY KNOWN
AS LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 85%)
LEGG MASON LIFESTYLE ALLOCATION 70% (FORMERLY KNOWN
AS LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 70%)
LEGG MASON LIFESTYLE ALLOCATION 50% (FORMERLY KNOWN
AS LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 50%)
LEGG MASON LIFESTYLE ALLOCATION 30% (FORMERLY KNOWN
AS LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 30%)
LEGG MASON LIFESTYLE INCOME FUND (FORMERLY KNOWN AS
LEGG MASON PARTNERS LIFESTYLE INCOME FUND)
FORM N-Q
OCTOBER 31, 2009

Legg Mason Lifestyle Allocation 100%

Schedules of Investments (unaudited)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
161,835	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$6,421,628
617,652	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	7,504,475
	Legg Mason Partners Equity Trust:
1,230,672	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	10,534,553
65,219	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	5,511,636
925,421	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	10,799,659
508,403	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	5,902,558
420,455	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	7,080,470
422,266	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	5,295,210
959,739	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	7,322,807
580,227	The Royce Fund — Royce Value Fund, Institutional Class Shares *	5,372,901

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $81,042,391)	71,745,897

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$141,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $141,001; (Fully collateralized by various U.S. government agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $143,820) (Cost — $141,000)	141,000

	TOTAL INVESTMENTS — 100.0% (Cost — $81,183,391#)	71,886,897
	Liabilities in Excess of Other Assets — 0.0%	(30,220)

	TOTAL NET ASSETS — 100.0%	$71,856,677

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Lifestyle Allocation 85%

Schedules of Investments (unaudited)(continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
784,763	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$31,139,408
4,175,870	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	50,736,824
	Legg Mason Partners Equity Trust:
8,261,333	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	70,717,014
359,923	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	30,417,102
5,707,822	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	66,610,282
2,593,930	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	30,115,530
1,535,289	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	25,854,262
2,993,764	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	37,541,797
6,648,198	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	50,725,750
3,965,023	The Royce Fund — Royce Value Fund, Institutional Class Shares *	36,716,117
	Western Asset Funds Inc.:
2,680,805	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	26,084,233
2,368,521	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	23,993,123
3,229,166	Western Asset High Yield Portfolio, Institutional Select Class Shares	26,737,493

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $581,032,023)	507,388,935

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$309,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $309,002; (Fully collateralized by various U.S. government agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $315,180) (Cost — $309,000)	309,000

	TOTAL INVESTMENTS — 100.0% (Cost — $581,341,023#)	507,697,935
	Liabilities in Excess of Other Assets — 0.0%	(197,554)

	TOTAL NET ASSETS — 100.0%	$507,500,381

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Lifestyle Allocation 70%

Schedules of Investments (unaudited)(continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
630,062	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$25,000,850
2,634,670	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	32,011,246
	Legg Mason Partners Equity Trust:
5,404,128	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	46,259,337
283,265	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	23,938,766
3,977,907	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	46,422,170
2,188,488	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	25,408,340
1,217,093	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	20,495,842
1,594,692	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	19,997,432
4,110,168	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	31,360,584
2,314,116	The Royce Fund — Royce Value Fund, Institutional Class Shares *	21,428,718
	Western Asset Funds Inc.:
4,464,209	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	43,436,749
6,518,696	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	66,034,391
2,775,526	Western Asset High Yield Portfolio, Institutional Select Class Shares	22,981,358

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $486,844,159)	424,775,783

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$1,524,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $1,524,009; (Fully collateralized by various U.S. government agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $1,554,481) (Cost — $1,524,000)	1,524,000

	TOTAL INVESTMENTS — 100.1% (Cost — $488,368,159#)	426,299,783
	Liabilities in Excess of Other Assets — (0.1)%	(557,227)

	TOTAL NET ASSETS — 100.0%	$425,742,556

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Lifestyle Allocation 50%

Schedules of Investments (unaudited)(continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
333,366	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$13,227,945
1,045,372	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	12,701,275
	Legg Mason Partners Equity Trust:
2,148,490	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,391,075
154,131	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	13,025,633
1,290,916	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	15,064,985
1,155,063	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	13,410,284
784,209	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	13,206,080
726,303	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	9,107,843
1,722,116	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	13,139,742
1,007,302	The Royce Fund — Royce Value Fund, Institutional Class Shares *	9,327,613
	Western Asset Funds Inc.:
3,632,346	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	35,342,731
8,082,274	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	81,873,435
2,379,688	Western Asset High Yield Portfolio, Institutional Select Class Shares	19,703,816

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $284,636,300)	267,522,457

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$510,000	Interest in $150,053,000 joint tri-party repurchase agreement dated 10/30/09 with Deutsche Bank Securities Inc., 0.060% due 11/2/09; Proceeds at maturity — $510,003; (Fully collateralized by various U.S. government agency obligations, 3.000% to 5.500% due 8/20/12 to 9/3/13; Market value — $520,203) (Cost — $510,000)	510,000

	TOTAL INVESTMENTS — 100.1% (Cost — $285,146,300#)	268,032,457
	Liabilities in Excess of Other Assets — (0.1)%	(138,654)

	TOTAL NET ASSETS — 100.0%	$267,893,803

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Lifestyle Allocation 30%

Schedules of Investments (unaudited)(continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
114,761	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$4,553,731
460,941	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	5,600,429
	Legg Mason Partners Equity Trust:
645,880	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,528,735
474,405	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	5,536,312
188,773	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	3,178,945
346,261	The Royce Fund — Royce Value Fund, Institutional Class Shares *	3,206,380
	Western Asset Funds Inc.:
1,469,405	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	14,297,306
4,214,788	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	42,695,801
1,175,954	Western Asset High Yield Portfolio, Institutional Select Class Shares	9,736,896

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $96,629,924)	94,334,535

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$182,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $182,001; (Fully collateralized by various U.S. government agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $185,640) (Cost — $182,000)	182,000

	TOTAL INVESTMENTS — 100.1% (Cost — $96,811,924#)	94,516,535
	Liabilities in Excess of Other Assets — (0.1)%	(70,176)

	TOTAL NET ASSETS — 100.0%	$94,446,359

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Lifestyle Income Fund

Schedules of Investments (unaudited)(continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
41,413	Legg Mason Capital Management Value Trust, Inc., Institutional Class Shares *	$1,643,255
147,725	Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,723,954
	Western Asset Funds Inc.:
550,202	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	5,353,468
2,116,025	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	21,435,336
649,687	Western Asset High Yield Portfolio, Institutional Select Class Shares	5,379,412

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $34,844,542)	35,535,425

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$90,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $90,001; (Fully collateralized by various U.S. government agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $91,800) (Cost — $90,000)	90,000

	TOTAL INVESTMENTS — 100.2% (Cost — $34,934,542#)	35,625,425
	Liabilities in Excess of Other Assets — (0.2)%	(60,863)

	TOTAL NET ASSETS — 100.0%	$35,564,562

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%) (“Lifestyle 100%”), Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%) (“Lifestyle 85%”), Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%) (“Lifestyle 70%”), Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%) (“Lifestyle 50%”), Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%) (“Lifestyle 30%”) and Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund) (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Allocation 100%

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$71,745,897	—	—	$71,745,897
Short-term investment†	—	$141,000	—	141,000

Total investments	$71,745,897	$141,000	—	$71,886,897

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited)(continued)
Allocation 85%

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$507,388,935	—	—	$507,388,935
Short-term investment†	—	$309,000	—	309,000

Total investments	$507,388,935	$309,000	—	$507,697,935

†	See Schedule of Investments for additional detailed categorizations.
Allocation 70%

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$424,775,783	—	—	$424,775,783
Short-term investment†	—	$1,524,000	—	1,524,000

Total investments	$424,775,783	$1,524,000	—	$426,299,783

†	See Schedule of Investments for additional detailed categorizations.
Allocation 50%

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$267,522,457	—	—	$267,522,457
Short-term investment†	—	$510,000	—	510,000

Total investments	$267,522,457	$510,000	—	$268,032,457

†	See Schedule of Investments for additional detailed categorizations.
Allocation 30%

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$94,334,535	—	—	$94,334,535
Short-term investment†	—	$182,000	—	182,000

Total investments	$94,334,535	$182,000	—	$94,516,535

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited)(continued)
Lifestyle Income

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$35,535,425	—	—	$35,535,425
Short-term investment†	—	$90,000	—	90,000

Total investments	$35,535,425	$90,000	—	$35,625,425

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	appreciation/depreciation

Lifestyle Allocation 100%	—	$(9,296,494)	$(9,296,494)
Lifestyle Allocation 85%	$22,215,478	(95,858,566)	(73,643,088)
Lifestyle Allocation 70%	16,325,698	(78,394,074)	(62,068,376)
Lifestyle Allocation 50%	4,330,819	(21,444,662)	(17,113,843)
Lifestyle Allocation 30%	924,585	(3,219,974)	(2,295,389)
Lifestyle Income Fund	838,203	(147,320)	690,883

3. Derivative instruments and hedging activities
Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At October 31, 2009, the Funds did not invest in any derivative instruments.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: December 23, 2009